FAIR VALUE MEASUREMENTS (Restated, see Note 2) (Tables)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
One SRL call option (see Note 11)	1,545	—	—	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

	Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
Contingent call option for investment in related party (see Note 11)	1,545	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

Schedule of quantitative information regarding Level 3 fair value measurements

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of September 30, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Preferred stock warrants	$17,457	$—	$—	$17,457
One SRL call option (see Note 11)	2,040	—	—	2,040
Total liabilities measured at fair value	$19,497	$—	$—	$19,497

	Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Tranche rights liability	$310	$—	$—	$310
Preferred stock warrants	15,996	—	—	15,996
Total liabilities measured at fair value	$16,306	$—	$—	$16,306

Schedule of fair value measurement inputs and valuation techniques

Series A-4
Warrants
Expected term	0.5 year
Expected volatility	63.0%
Expected dividend yield	0.0%
Risk free interest rate	0.3%
Estimated fair value of the redeemable convertible preferred stock	$24.67
Exercise price of warrants	$0.04

	Series A‑1	Series A‑3	Series A‑4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2020:

	Series A-1	Series A-3	Series A-4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2019:

				Series 3	Series 4
	Series A-1	Series A-3	Series A-4	Growth	Growth
	Warrants	Warrants	Warrants	Warrants	Options
Expected term	1.3 years	2.5 years	3.6 years	10.0 years	0.96 years
Expected volatility	52.0%	55.0%	58.0%	45.0%	49.0%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%
Risk free interest rate	1.59%	1.60%	1.64%	1.92%	1.59%
Estimated fair value of the redeemable convertible preferred stock	$10.73	$10.70	$10.72	$17.09	$17.27
Exercise price of warrants	$4.44	$0.04	$0.04	$17.27	$20.72

CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$276,178,675	$276,209,453

Liabilities:
Warrant Liability – Public Warrants	1	$12,006,000	$19,458,000
Warrant Liability – Private Placement Warrants	3	$20,380,148	$10,643,808

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	19,458,000
Warrant Liability — Private Placement Warrants	3	10,643,808

Schedule of quantitative information regarding Level 3 fair value measurements

July 7, 2020
(Initial
Input	Measurement)
Risk-free interest rate	0.39%
Tine to maturity	6.0
Dividend yield	0.00%
Expected volatility	10.0%
Exercise price	$11.50
Unit Price	$10.18

Input
Risk-free interest rate	0.47%
Expected Term	5.76
Dividend yield	0.00%
Expected volatility	19.0%
Exercise price	$11.50
Unit Price	$10.15

Schedule of fair value measurement inputs and valuation techniques

The fair value of the Private Placement Warrants was estimated at September 30, 2021 and December 31, 2020 to be $2.71 per warrant and $1.42 per warrant, respectively, using the modified Black-Scholes option pricing model and the following assumptions:

	September 30,	December 31,
	2021	2020
Risk-free interest rate	1.02%	0.47%
Expected Term	5.25	5.76
Dividend yield	0.00%	0.00%
Expected volatility	13.5%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.92	$10.15

Schedule of change in the fair value of the warrant liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of December 31, 2020	$10,643,808
Change in fair value	(5,273,024)
Fair value as of March 31, 2021	5,370,784
Change in fair value	1,422,600
Fair value as of June 30, 2021	6,793,384
Change in fair value	13,586,764
Fair value as of September 30, 2021	20,380,148

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$—	$—	$—
Initial measurement on July 7, 2020 (IPO)	6,241,600	11,454,000	17,695,600
Change in valuation inputs or other assumptions	4,402,208	8,004,000	12,406,208
Fair value as of December 31, 2020	$10,643,808	$19,458,000	$30,101,808